Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 55,096	$ 62,109
Accounts receivable, net	11,585	14,889
Accrued income	5,031	15,791
Prepaid expenses and other current assets	17,020	10,964
Bunkers and lubricant oils	7,122	8,008
Insurance recoverable	825	376
Total current assets	96,679	112,137
Non-current assets
Investment in equity accounted joint venture	10,475
Property, plant and equipment, net	1,466	1,611
Total non-current assets	1,716,836	1,741,750
Total assets	1,813,515	1,853,887
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	73,274	81,559
Accounts payable	10,163	8,071
Accrued expenses and other liabilities	14,105	12,478
Accrued interest	3,466	3,500
Deferred income	4,963	4,824
Total current liabilities	105,971	110,432
Non-current liabilities
Secured term loan facilities, net of current portion and deferred financing costs	651,034	681,658
Senior unsecured bond, net of deferred financing costs	98,812	98,584
Total non-current liabilities	749,846	780,242
Total liabilities	855,817	890,674
Commitments and contingencies (see note 9)
Stockholders' equity
Common stock-$.01 par value; 400,000,000 shares authorized; 55,656,304 shares issued and outstanding, (2017: 55,529,762)	557	555
Additional paid-in capital	589,800	589,436
Accumulated other comprehensive loss	(343)	(277)
Retained earnings	367,684	373,499
Total stockholders' equity	957,698	963,213
Total liabilities and stockholders' equity	1,813,515	1,853,887
Vessels In Operation [Member]
Non-current assets
Property, plant and equipment, net	$ 1,704,895	$ 1,740,139